PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2024
PERSONNEL EXPENSES
PERSONNEL EXPENSES

25.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2022	2023	2024
Salaries and related benefits	9,360	9,674	9,457
Vacation pay, incentives, and other benefits	3,835	4,159	4,214
Pension and other post-employment benefits (Note 29)	1,585	1,764	1,691
Early retirement program	0	0	1,186
LSA expense (Note 30)	92	289	226
Others	35	41	33
Total	14,907	15,927	16,807

Refer to Note 31 for details of related party transactions.